Segment Information - Summary of Segment Results (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Summary of operating result per segment [Line Items]
Operating result	€ 970	€ 753
Fair value items	(29)	156
Realized gains / (losses) on investments	56	(74)
Impairment (losses) / reversals	20	(2)
Non-operating items	48	80
Other income / (charges)	(364)	(177)
Result before tax from continuing operations	653	656
Income tax (expense) / benefit	(45)	(50)
Net result from continuing and discontinued operations	608	606
Revenues
Insurance revenue	4,247	4,558
Interest revenue on financial instruments calculated using the effective interest method	1,542	1,658
Interest income from instruments measured at FVPL	145	154
Other investment income	8	10
Fee and commission income	1,008	1,030
Other revenues	0	0
Total revenues	6,950	7,410
Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue	464	522
Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue	3,783	4,036
Investment contracts with DPF - Direct participating contracts [member]
Revenues
Insurance revenue	0
Investment contracts with DPF - Without direct participation contracts [member]
Revenues
Insurance revenue	0
International [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result	123	99
Fair value items	10	(38)
Realized gains / (losses) on investments	1	19
Impairment (losses) / reversals	1	(2)
Non-operating items	13	(21)
Other income / (charges)	11	(1)
Result before tax from continuing operations	147	77
Income tax (expense) / benefit	(44)	(31)
Net result from continuing and discontinued operations	103	46
Inter-segment operating result	124	56
Revenues
Insurance revenue	703	943
Interest revenue on financial instruments calculated using the effective interest method	52	31
Interest income from instruments measured at FVPL	2	1
Other investment income	71	65
Fee and commission income	15	13
Other revenues	13	18
Total revenues	857	1,070
Inter-segment revenues	0	0
International [member] | Geographical Consolidation [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue	2	1
International [member] | Geographical Consolidation [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue	696	942
International [member] | Geographical Consolidation [member] | Investment contracts with DPF - Direct participating contracts [member]
Revenues
Insurance revenue	4
International [member] | Geographical Consolidation [member] | Investment contracts with DPF - Without direct participation contracts [member]
Revenues
Insurance revenue	1
Asset management [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result	150	104
Fair value items	(5)	(2)
Realized gains / (losses) on investments	0	0
Impairment (losses) / reversals	0	(2)
Non-operating items	(5)	(4)
Other income / (charges)	(6)	(13)
Result before tax from continuing operations	140	86
Income tax (expense) / benefit	(35)	(24)
Net result from continuing and discontinued operations	104	63
Inter-segment operating result	2	62
Revenues
Insurance revenue	0	0
Interest revenue on financial instruments calculated using the effective interest method	1	1
Interest income from instruments measured at FVPL	4	10
Other investment income	9	15
Fee and commission income	498	322
Other revenues	5	1
Total revenues	517	348
Inter-segment revenues	68	76
Asset management [member] | Geographical Consolidation [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue	0	0
Asset management [member] | Geographical Consolidation [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue	0	0
Asset management [member] | Geographical Consolidation [member] | Investment contracts with DPF - Direct participating contracts [member]
Revenues
Insurance revenue	0
Asset management [member] | Geographical Consolidation [member] | Investment contracts with DPF - Without direct participation contracts [member]
Revenues
Insurance revenue	0
Holding and other activities [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result	(117)	(117)
Fair value items	(16)	31
Realized gains / (losses) on investments	0	0
Impairment (losses) / reversals	0	0
Non-operating items	(16)	31
Other income / (charges)	212	48
Result before tax from continuing operations	79	(38)
Income tax (expense) / benefit	25	16
Net result from continuing and discontinued operations	104	(22)
Inter-segment operating result	29	132
Revenues
Insurance revenue	0	0
Interest revenue on financial instruments calculated using the effective interest method	15	25
Interest income from instruments measured at FVPL	0	0
Other investment income	103	496
Fee and commission income	0	0
Other revenues	0	0
Total revenues	118	521
Inter-segment revenues	103	498
Holding and other activities [member] | Geographical Consolidation [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue	0	0
Holding and other activities [member] | Geographical Consolidation [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue	0	0
Holding and other activities [member] | Geographical Consolidation [member] | Investment contracts with DPF - Direct participating contracts [member]
Revenues
Insurance revenue	0
Holding and other activities [member] | Geographical Consolidation [member] | Investment contracts with DPF - Without direct participation contracts [member]
Revenues
Insurance revenue	0
Segment total [member]
Summary of operating result per segment [Line Items]
Operating result	804	741
Fair value items	(7)	158
Realized gains / (losses) on investments	57	(54)
Impairment (losses) / reversals	21	(5)
Non-operating items	71	98
Other income / (charges)	(160)	(128)
Result before tax from continuing operations	715	711
Income tax (expense) / benefit	(107)	(106)
Net result from continuing and discontinued operations	608	606
Revenues
Insurance revenue	4,835	5,379
Interest revenue on financial instruments calculated using the effective interest method	1,570	1,660
Interest income from instruments measured at FVPL	147	154
Other investment income	87	89
Fee and commission income	1,115	1,119
Other revenues	19	19
Total revenues	7,772	8,420
Segment total [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue	465	522
Segment total [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue	4,365	4,857
Segment total [member] | Investment contracts with DPF - Direct participating contracts [member]
Revenues
Insurance revenue	4
Segment total [member] | Investment contracts with DPF - Without direct participation contracts [member]
Revenues
Insurance revenue	1
JVs and associates eliminations [member]
Summary of operating result per segment [Line Items]
Operating result	166	12
Fair value items	(22)	(2)
Realized gains / (losses) on investments	(1)	(20)
Impairment (losses) / reversals	(1)	3
Non-operating items	(23)	(18)
Other income / (charges)	(204)	(50)
Result before tax from continuing operations	(62)	(56)
Income tax (expense) / benefit	62	56
Net result from continuing and discontinued operations	0	0
Revenues
Insurance revenue	(587)	(821)
Interest revenue on financial instruments calculated using the effective interest method	(28)	(2)
Interest income from instruments measured at FVPL	(2)	0
Other investment income	(78)	(79)
Fee and commission income	(107)	(89)
Other revenues	(19)	(19)
Total revenues	(821)	(1,009)
JVs and associates eliminations [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue	0	0
JVs and associates eliminations [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue	(582)	(821)
JVs and associates eliminations [member] | Investment contracts with DPF - Direct participating contracts [member]
Revenues
Insurance revenue	(4)
JVs and associates eliminations [member] | Investment contracts with DPF - Without direct participation contracts [member]
Revenues
Insurance revenue	(1)
Americas [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result	648	627
Fair value items	25	40
Realized gains / (losses) on investments	56	(73)
Impairment (losses) / reversals	19	(1)
Non-operating items	101	(34)
Other income / (charges)	(343)	(326)
Result before tax from continuing operations	406	267
Income tax (expense) / benefit	(67)	(7)
Net result from continuing and discontinued operations	339	260
Inter-segment operating result	(61)	(423)
Revenues
Insurance revenue	4,150	4,456
Interest revenue on financial instruments calculated using the effective interest method	1,504	1,608
Interest income from instruments measured at FVPL	141	143
Other investment income	6	9
Fee and commission income	723	859
Other revenues	0	0
Total revenues	6,524	7,076
Inter-segment revenues	73	21
Americas [member] | Geographical Consolidation [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue	463	521
Americas [member] | Geographical Consolidation [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue	3,687	3,935
Americas [member] | Geographical Consolidation [member] | Investment contracts with DPF - Direct participating contracts [member]
Revenues
Insurance revenue	0
Americas [member] | Geographical Consolidation [member] | Investment contracts with DPF - Without direct participation contracts [member]
Revenues
Insurance revenue	0
United Kingdom [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result	0	0	[1]
Fair value items	0	0	[1]
Realized gains / (losses) on investments	0	0	[1]
Impairment (losses) / reversals	0	0	[1]
Non-operating items	0	0	[1]
Other income / (charges)	10	45	[1]
Result before tax from continuing operations	10	45	[1]
Income tax (expense) / benefit	0	0	[1]
Net result from continuing and discontinued operations	10	45	[1]
Inter-segment operating result	(41)	(40)	[1]
Revenues
Insurance revenue	0	0	[1]
Interest revenue on financial instruments calculated using the effective interest method	0	0	[1]
Interest income from instruments measured at FVPL	0	0	[1]
Other investment income	0	0	[1]
Fee and commission income	0	0	[1]
Other revenues	0	0	[1]
Total revenues	0	0	[1]
Inter-segment revenues	0	0	[1]
United Kingdom [member] | Geographical Consolidation [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue	0	0	[1]
United Kingdom [member] | Geographical Consolidation [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue	0	0	[1]
United Kingdom [member] | Geographical Consolidation [member] | Investment contracts with DPF - Direct participating contracts [member]
Revenues
Insurance revenue	0
United Kingdom [member] | Geographical Consolidation [member] | Investment contracts with DPF - Without direct participation contracts [member]
Revenues
Insurance revenue	0
Eliminations [member]
Summary of operating result per segment [Line Items]
Operating result	(1)	28
Fair value items	(22)	126
Realized gains / (losses) on investments	0	0
Impairment (losses) / reversals	0	0
Non-operating items	(22)	126
Other income / (charges)	(44)	119
Result before tax from continuing operations	(67)	273
Income tax (expense) / benefit	14	(59)
Net result from continuing and discontinued operations	(53)	214
Inter-segment operating result	(53)	214
Revenues
Insurance revenue	(19)	(20)
Interest revenue on financial instruments calculated using the effective interest method	(2)	(4)
Interest income from instruments measured at FVPL	0	0
Other investment income	(103)	(496)
Fee and commission income	(121)	(75)
Other revenues	0	0
Total revenues	(244)	(595)
Eliminations [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue	0	0
Eliminations [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue	(19)	€ (20)
Eliminations [member] | Investment contracts with DPF - Direct participating contracts [member]
Revenues
Insurance revenue	0
Eliminations [member] | Investment contracts with DPF - Without direct participation contracts [member]
Revenues
Insurance revenue	€ 0

[1]	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.